Property, plant and equipment (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Property, plant and equipment, gross	$ 9,988,457		$ 9,988,457		$ 24,570,233	$ 34,562
Less accumulated depreciation	(1,487,214)		(1,487,214)		(1,722,379)	(33,048)
Property, plant and equipment, net	8,501,243		8,501,243		22,847,854	1,514
Depreciation expense	646,465	499,812	1,667,619	1,265,049	1,799,993	1,042
Land and improvements
Property, plant and equipment
Property, plant and equipment, gross	699,308		699,308		3,049,765
Buildings and improvements
Property, plant and equipment
Property, plant and equipment, gross	6,357,967		6,357,967		19,788,447
Equipment
Property, plant and equipment
Property, plant and equipment, gross	2,920,561		2,920,561		1,306,597	34,562
Construction in progress
Property, plant and equipment
Property, plant and equipment, gross	$ 10,621		$ 10,621		$ 425,424